Business Combinations - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Payment for business combinations, net of cash acquired			$ 9,507	$ 0	$ 0
Goodwill			11,318	2,868
Liabilities			142,085	$ 112,884
Consideration paid			300
SimilarTech Ltd
Business Acquisition [Line Items]
Payments to acquire assets		$ 500
Intangible assets, net		225
Goodwill		435
Liabilities		160
Employee retention, payable		$ 1,000
Employee retention, period		9 months
Minimum | SimilarTech Ltd
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Maximum | SimilarTech Ltd
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years
Embee Mobile Inc.
Business Acquisition [Line Items]
Payment for business combinations, net of cash acquired	$ 9,060
Maximum amount of contingent consideration	$ 8,300
Contingent consideration, period	2 years
Contingent consideration recognized at fair value	$ 7,079
Employee retention, payable	2,500
Acquisition related costs			$ 197
Goodwill	$ 8,015
Embee Mobile Inc. | Minimum
Business Acquisition [Line Items]
Employee retention period	1 year
Embee Mobile Inc. | Maximum
Business Acquisition [Line Items]
Employee retention period	2 years